COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended	3 Months Ended
	Mar. 09, 2021 USD ($) shares	Dec. 31, 2020 USD ($) D $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Threshold number of days for underwriters from IPO to purchase additional shares | D		45
Number of units sold | shares		4,500,000	34,500,000
Cash underwriting discount per units | $ / shares		$ 0.20
Cash underwritng discount		$ 6,000,000
Deferred fee per unit | $ / shares		$ 0.35		$ 0.35
Deferred underwriting fee payable	$ 12,075,000	$ 10,500,000		$ 12,075,000
Over-allotment option
Commitments And Contingencies [Line Items]
Number of units sold | shares	4,500,000	34,500,000
Cash underwritng discount		$ 6,900,000
Deferred underwriting fee payable		$ 12,075,000